Rafferty Asset Management, LLC

1301 Avenue of the Americas (6th Avenue)

28th Floor

New York, NY 10019

April 20, 2018

VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-1004

Re:	Direxion Shares ETF Trust (the “Trust”)
File Nos.: 333-150525 and 811-22201

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectuses and Statements of Additional Information for the Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares, Direxion Daily Preferred Stock Bull 2X Shares, Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares, and the Direxion Daily Preferred Stock Bull 3X Shares, that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated April 17, 2018, filed electronically as Post-Effective Amendment No. 213 to the Trust’s Registration Statement on Form N-1A on April 17, 2018.

If you have any questions concerning the foregoing, please contact Angela Brickl of Rafferty Asset Management, LLC at (646) 572-3463 or Stacy L. Fuller of K&L Gates LLP at (202) 778-9475.

Sincerely,

/s/ Angela Brickl
Angela Brickl
Secretary
Rafferty Asset Management, LLC